Initial Public Offering (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Initial Public Offering
Schedule of Ordinary Shares Subject to Possible Redemption

As of July 31, 2022, the ordinary shares subject to redemption reflected on the balance sheets are reconciled in the following table:

Gross proceeds from public issuance	$86,250,000
Less:
Proceeds allocated to pubic warrants and public rights	(9,979,125)
Redeemable ordinary shares issuance costs	(5,196,868)

Plus:
Accretion of carrying value to redemption value (Deemed dividend)	14,695,090
Ordinary shares subject to possible redemption	$85,769,097

Schedule of Ordinary Shares Subject to Possible Redemption

As of October 31, 2022 and July 31, 2022, the ordinary shares subject to redemption reflected on the balance sheets are reconciled in the following table:

	As of	As of
	October 31, 2022	July 31, 2022
Gross proceeds	$86,250,000	$86,250,000
Less:
Proceeds allocated to pubic warrants and public rights	(9,979,125)	(9,979,125)
Redeemable ordinary shares issuance costs allocated to public warrants and public rights	(5,196,868)	(5,196,868)
Plus:
Accretion of carrying value to redemption value (Deemed dividend)	15,194,433	14,695,090
Ordinary shares subject to possible redemption	$86,268,440	$85,769,097